UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           -----------------------------------------------------
Address:   650 Fifth Avenue 6th Floor
           New York, NY 10019
           -----------------------------------------------------

Form 13F File Number: 28-05333
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Gulbir Madan
        -------------------------
Title:  General Partner
        -------------------------
Phone:  (212) 259-2669
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Gulbir Madan                      New York, NY                    7/06/2004
----------------                     -------------                   ----------
  [Signature]                        [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:            7
                                         -----------
Form 13F Information Table Value Total:   $2,494,443
                                         -----------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ ----
Altera Corp                    common           21441100    443200   20000          SOLE             20000      0    0
Apple Computer Inc.            common           37833100    701074   21545          SOLE             21545      0    0
ATI Technologies, Inc.         common           1941103     188600   10000          SOLE             10000      0    0
Cisco Systems, Inc.            common           17275R102   474000   20000          SOLE             20000      0    0
Intercept Inc.                 common           45845L107   245700   15000          SOLE             15000      0    0
Reliance Inds Ltd Spon Gdr     GDR              759470107   149504    8000          SOLE              8000      0    0
Apple Inc. January 32.5 Call   common           37833100    292365     801          SOLE               801      0    0


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